Operating costs by nature - Summary of Detailed Information about Operating Costs by Nature Explanatory (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Operating Costs By Nature [Abstract]
Incentives through network	¥ 105,939	¥ 23,338
Employee benefit expenses	112,102	40,402
Promotion and advertising	16,675	5,132
Offline service costs	7,965	0
Traveling, entertainment and general office expenses	7,640	3,106
Auditor's remuneration	7,066	0
Depreciation of right-of-use assets	6,515	3,537
Bandwidth expenses and server custody costs	4,331	2,760
Rental, facility and utilities	4,277	669
Payment processing cost	3,893	1,695
Online service costs	1,250	6
Others	9,985	1,960
Total operating costs	¥ 287,638	¥ 82,605